APPENDIX I                                           --------------------------
                                                           OMB APPROVAL
                                                     --------------------------
                                                     OMB Number      3235-0456
                                                     Expires:  August 31, 2000
                                                     Estimated average burden
                                                     hours per response......1
                                                     --------------------------


                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

--------------------------------------------------------------------------------
       1.   Name and address of issuer:

            Homestead Funds, Inc.
            4301 Wilson Blvd.
            Arlington, VA  22203

--------------------------------------------------------------------------------
       2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]




--------------------------------------------------------------------------------
       3.   Investment Company Act File Number:  811-6136


            Securities Act File Number:  33-35788


--------------------------------------------------------------------------------
       4(a).Last day of fiscal year for which this Form is filed:  12-31-00



--------------------------------------------------------------------------------
       4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calender days after the end of the issuer's fiscal year). (See instruction A.2)


       Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
       4(c).[ ] Check box if this is the last time the issuer will be filing this Form.




--------------------------------------------------------------------------------



SEC 2393 (9-97)

--------------------------------------------------------------------------------
       5.   Calculation of registration fee.

            (i)   Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                                                 $ 169,734,445
                                                                                     ------------
            (ii)  Aggregate price of securities redeemed
                  or repurchased during the fiscal year:           $ 292,423,877
                                                                    ------------
            (iii) Aggregate price of securities redeemed
                  or repurchased during any prior fiscal
                  year ending no earlier than October 11,
                  1995 that were not previously used to
                  reduce registration fees payable to the
                  Commission:                                      $ 0
                                                                    ------------

            (iv)  Total available redemption credits [add
                  Items 5(ii) and 5(iii):                                           $ 292,423,877
                                                                                     ------------

            (v)   Net sales - if Item 5(i) is greater than
                  Item 5(iv) [subtract Item 5(iv) from Item
                  from Item 5(i)]:                                                  $           0
                                                                                     ------------

            ------------------------------------------------------------------------
            (vi)  Redemption credits available for use in          $(122,689,432)
                  future years -- if Item 5(i) is less than         ------------
                  Item 5(iv) [subtract Item 5(iv) from Item
                  Item 5(i)]:

            ------------------------------------------------------------------------
            (vii) Multiplier for determining registration                          x     .000278
                  fee (See Instruction C.9):                                         ------------

            (viii)Registration fee due [multiply Item 5(v)                         =$           0
                  by Item 5(vii)] (enter "0" if no fee is                            ============
                  due):

--------------------------------------------------------------------------------
       6.   Prepaid Shares

            If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.
--------------------------------------------------------------------------------
       7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                      +$ 0
                                                                        --------


--------------------------------------------------------------------------------
       8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                      =$ 0
                                                                        --------

--------------------------------------------------------------------------------
       9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


                  Method of Delivery:

                              [ ]  Wire Transfer
                              [ ]  Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*
                          ---------------------------------------------------
                          Catherine M. Blushi, Securities Compliance Officer
                          ---------------------------------------------------

Date  3-29-01
     ----------------

  *Please print the name and title of the signing officer below the signature.